Segment information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment information
4.	Segment information
The Group has two reportable segments in accordance with its integrated communication and technology services strategy—Turkcell Turkey and Turkcell International. While some of these strategic segments offer the same types of services, they are managed separately because they operate in different geographical locations and are affected by different economic conditions.
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker function is carried out by the Board of Directors, however Board of Directors may transfer the authorities, other than recognized by the law, to the General Manager and other directors.

Turkcell Turkey reportable segment includes the operations of the Company, Turkcell Superonline Iletisim Hizmetleri A.S. (“Turkcell Superonline”), Turkcell Satis ve Dijital Is Servisleri Hizmetleri A.S. (“Turkcell Satis”), group call center operations of Global Bilgi Pazarlama Danismanlık ve Cagri Servisi Hizmetleri A.S. (“Turkcell Global Bilgi”), Turktell Bilisim Servisleri A.S. (“Turktell”), Turkcell Teknoloji Arastirma ve Gelistirme A.S. (“Turkcell Teknoloji”), Kule Hizmet ve Isletmecilik A.S. (“Global Tower”), Rehberlik Hizmetleri Servisi A.S. (“Rehberlik”) and Turkcell Gayrimenkul Hizmetleri A.S. (“Turkcell Gayrimenkul”). Turkcell International reportable segment includes the operations of Kibris Mobile Telekomunikasyon Limited Sirketi (“Kibris Telekom”), East Asian Consortium B.V. (“Eastasia”), Lifecell LLC (“lifecell”), Lifecell Ventures Coöperatief U.A (“Lifecell Ventures”), Beltel Telekomunikasyon Hizmetleri A.S. (“Beltel”), CJSC Belarusian Telecommunications Network (“Belarusian Telecom”), LLC UkrTower (“UkrTower”), LLC Global Bilgi (“Global LLC”), Turkcell Europe GmbH (“Turkcell Europe”), Lifetech LLC (“Lifetech”), Beltower LLC (“Beltower”) and Lifecell Digital Limited (“Lifecell Digital”). The operations of these legal entities aggregated into one reportable segment as the nature of services are similar and most of them share similar economic characteristics. The other reportable segment mainly comprises the information and entertainment services in Turkey and Azerbaijan, non-group
 call center operations of Turkcell Global Bilgi, Turkcell Finansman, Turkcell Özel Finansman A.Ş. (“TÖFAŞ”), Turkcell Enerji Cozumleri ve Elektrik Satıs Ticaret A.S (“Turkcell Enerji”) Paycell LLC, Turkcell Odeme, Turkcell Sigorta Aracılık Hizmetleri A.Ş (“Turkcell Sigorta”), Türkiye’nin Otomobili Girişim Grubu Sanayi ve Ticaret A.Ş.(“Türkiye’nin Otomobili”) and Sofra Kurumsal ve Ödüllendirme Hizmetleri A.Ş.(“Sofra”).
The Board primarily uses adjusted EBITDA to assess the performance of the operating segments. Adjusted EBITDA definition includes revenue, cost of revenue excluding depreciation and amortization, selling and marketing expenses and administrative expenses.
Adjusted EBITDA is not a financial measure defined by IFRS as a measurement of financial performance and may not be comparable to other similarly titled indicators used by other companies. Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

	Turkcell Turkey		Turkcell International		All other segments		Intersegment eliminations		Consolidated
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Total segment revenue	21,487,156	18,092,586	2,002,789	1,456,980	2,217,979	2,113,681	(570,789)	(370,772)	25,137,135	21,292,475
Inter-segment revenue	(79,318)	(46,355)	(94,703)	(69,657)	(396,768)	(254,760)	570,789	370,772	—	—
Revenues from external customers	21,407,838	18,046,231	1,908,086	1,387,323	1,821,211	1,858,921	—	—	25,137,135	21,292,475
Adjusted EBITDA	8,789,179	7,403,822	903,896	612,697	765,798	801,687	(32,454)	(30,224)	10,426,419	8,787,982
Net impairment losses on financial and contract assets	(223,879)	(248,171)	(5,109)	(4,088)	(109,869)	(94,131)	—	—	(338,857)	(346,390)

	Turkcell Turkey		Turkcell International		All other segments		Intersegment eliminations		Consolidated
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Total segment revenue	18,092,586	15,340,866	1,456,980	1,067,078	2,113,681	1,297,545	(370,772)	(73,425)	21,292,475	17,632,064
Inter-segment revenue	(46,355)	(31,757)	(69,657)	(40,897)	(254,760)	(771)	370,772	73,425	—	—
Revenues from external customers	18,046,231	15,309,109	1,387,323	1,026,181	1,858,921	1,296,774	—	—	21,292,475	17,632,064
Adjusted EBITDA	7,403,822	5,504,124	612,697	263,962	801,687	467,580	(30,224)	(7,412)	8,787,982	6,228,254
Net impairment (losses)/gains on financial and contract assets	(248,171)	49,468	(4,088)	(6,070)	(94,131)	(79,676)	—	—	(346,390)	(36,278)

	2019	2018	2017
Profit for the period	3,276,690	2,177,335	2,037,759

Add(Less):

(Profit)/loss from discontinued operations	(772,436)	—	—

Profit from continuing operations	2,504,254	2,177,335	2,037,759
Income tax expense	785,630	495,481	571,758
Finance income	(297,450)	(1,677,114)	(597,246)
Finance costs	2,025,118	3,364,072	920,112
Other income	(140,705)	(241,435)	(74,438)
Other expenses	487,295	381,582	773,329
Depreciation and amortization	5,046,565	4,287,974	2,596,980
Share of loss of equity accounted investees	15,712	87	—

Consolidated adjusted EBITDA	10,426,419	8,787,982	6,228,254

Geographical information
In presenting the information on the basis of geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	2019	2018	2017
Revenues
Turkey	23,229,046	19,636,682	16,431,863
Ukraine	1,322,116	923,181	664,643
Belarus	366,314	293,181	209,884
Turkish Republic of Northern Cyprus	209,109	169,014	148,637
Netherlands	8,396	366	—
Germany	2,154	1,580	3,016
Azerbaijan	—	268,471	174,021

	25,137,135	21,292,475	17,632,064

	31 December 2019	31 December 2018
Non-current assets
Turkey	22,737,468	21,037,351
Ukraine	3,030,095	2,751,277
Belarus	219,281	293,622
Turkish Republic of Northern Cyprus	198,732	177,380
Unallocated non-current assets	197,255	168,536

	26,382,831	24,428,166